Document and Entity Information	Sep. 07, 2023
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 07, 2023
Entity Registrant Name	APX Acquisition Corp. I
Entity Incorporation State Country Code	E9
Entity File Number	001-41125
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	714 Westview Avenue
Entity Address City Or Town	Nashville
Entity Address State Or Province	TN
Entity Address Postal Zip Code	37205
City Area Code	202
Local Phone Number	465-5882
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On September 13, 2023, the Company (as defined below) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission. This amendment to the Original Form 8-K corrects for the fact that, (a) pursuant to the Purchase Agreement (as defined below), the Sponsor retained 2,013,750 Private Placement Warrants (as opposed to the 3,342,188 Private Placement Warrants previously reported), (b) due to administrative error, (i) Kyle Bransfield did not replace Daniel Braatz as Chairman of the Board and Chief Executive Officer, and (ii) Xavier Martinez did not resign as Chief Financial Officer, and (c) following the redemptions elected in connection with the Extension Amendment Proposal (as defined below), 5,799,120 Public Shares (as defined below) remained outstanding (as opposed to the 10,111,620 Public Shares previously reported). Except as described above, all other information in the Original Form 8-K remains unchanged.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001868573
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	Juan Salvador Agraz 65
Entity Address Address Line 2	Contadero
Entity Address Address Line 3	Cuajimalpa de Morelos
Entity Address City Or Town	Mexico City
Entity Address Country	MX
Entity Address Postal Zip Code	05370
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	APXIU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	APXI
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	APXIW
Security Exchange Name	NASDAQ